Fair Value Measurements - Fair value hierarchy (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 62,039,327	$ 56,979,175
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,625,032	19,061,128
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,192,575	4,687,723
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	102,134	49,024
Total | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,205	31,558
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	15,295,118	14,292,823
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,625,032	19,061,128
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,192,575	4,687,723
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	102,134	49,024
Level 1 | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,205	31,558
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	15,295,118	14,292,823
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Interest Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 40,414,295	$ 37,918,047